Note 4 - Fair Value of Financial Instruments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Liabilities
Derivative liability	$ 448,099	$ 356,608
Fair Value Inputs Level 1 Fair Value Measurements Nonrecurring
Assets
Cash	590	2,076
Total assets	590	2,076
Liabilities
Convertible debentures, net of discounts of $157,003
Short term debt
Derivative liability
Total Liabilities
Other	590	2,076
Fair Value Inputs Level 2 Fair Value Measurements Nonrecurring
Assets
Cash
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Short term debt	35,000	35,000
Derivative liability
Total Liabilities	35,000	35,000
Other	(35,000)	(35,000)
Fair Value Inputs Level 3 Fair Value Measurements Nonrecurring
Assets
Cash
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003	62,227	19,408
Short term debt
Derivative liability	448,099	356,608
Total Liabilities	510,326	376,016
Other	$ (510,326)	$ (376,016)